Subsequent events (Details) € in Thousands		6 Months Ended
	Jul. 31, 2020	Jun. 30, 2020 EUR (€)	Jun. 30, 2019 EUR (€)
Subsequent events
Proceeds from borrowings, classified as financing activities		€ 5,000	€ 500
Share transaction | American Depositary Shares
Subsequent events
Reverse stock split ratio	0.2